LEASE - Additional information (Details)	Dec. 31, 2023	Dec. 31, 2022
LEASE
Weighted average of remaining lease term - finance leases (in years)	4 years	1 year 9 months 18 days
Weighted average of remaining lease term - operating leases (in years)	14 years 4 months 24 days	6 years 7 months 6 days
Weighted average of lease discount rate - finance lease	5.50%	4.90%
Weighted average of lease discount rate - operating lease	5.70%	10.40%